Share capital, Share Purchase Warrants (Details)					12 Months Ended
		Nov. 06, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Nov. 04, 2022 shares	Jul. 31, 2025 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Aug. 31, 2025	Jul. 31, 2025 $ / shares shares	Dec. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares
Number of Warrants [Abstract]
Beginning balance (in shares) | shares					132,811
Issued on RTO (in shares) | shares				121,995
Ending balance (in shares) | shares		22,699,987				132,811
Exercise price of warrant (in dollars per share)		$ 1.52	$ 67.3								$ 13.08	$ 13.08	$ 13.08	$ 13.08
Weighted Average Exercise Price [Abstract]
Number of shares issued due to warrants exercise (in shares) | shares					121,995				121,995		9,176	2,549	6,372	9,176
Warrants exercised price per share (in dollars per share)		$ 1.52	$ 67.3								$ 13.08	$ 13.08	$ 13.08	$ 13.08
Remaining Life [Abstract]
Share purchase warrants, remining life			2 years		4 years 2 months 26 days	8 months 12 days
Common Stock [Member]
Public Warrants [Abstract]
Number of trading days					20 days
Trading day threshold period					30 days
Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares) | shares					132,811	150,908
Issued on RTO (in shares) | shares					22,699,987
Exercised (in shares) | shares					(9,176)	(18,097)
Expired (in shares) | shares					(105,032)
Ending balance (in shares) | shares					22,718,590	132,811	150,908
Exercise price of warrant (in dollars per share)									$ 67.3
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share)					$ 47.23	$ 44.69
Issued, weighted average exercise price (in dollars per share)					1.52
Exercised, weighted average exercise price (in dollars per share)					9.5	9.73
Expired, weighted average exercise price (in dollars per share)					56.9
Weighted average exercise price, ending balance (in dollars per share)					$ 1.53	$ 47.23	$ 44.69
Number of shares issued due to warrants exercise (in shares) | shares					1,122				1,122
Warrants exercised price per share (in dollars per share)									$ 67.3
Remaining Life [Abstract]
Share purchase warrants, remining life					4 years 3 months 7 days	8 months 1 day	1 year 10 months 6 days
Share Capital [Abstract]
Conversion rate					0.09692
Share Purchase Warrants [Member] | Exercise Price CAD$13.10 [Member]
Number of Warrants [Abstract]
Ending balance (in shares) | shares					18,603
Exercise price of warrant (in dollars per share)									13.08
Expiry date of warrant					Sep. 29, 2026
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)									$ 13.08
Share Purchase Warrants [Member] | Exercise Price $1.52 [Member]
Number of Warrants [Abstract]
Ending balance (in shares) | shares	[1]				22,699,987
Exercise price of warrant (in dollars per share)					$ 1.52
Expiry date of warrant					Nov. 06, 2029
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)					$ 1.52
Public Warrants [Member]
Number of Warrants [Abstract]
Issued on RTO (in shares) | shares					11,200,000
Public Warrants [Abstract]
Period to file registration statement					20 days
Period for registration statement to become effective					60 days
Product value issued upon exercise of warrant (in dollars per share)					$ 0.361
Number of trading days					10 days
Number of trading days ending before notice of redemption					3 days
Public Warrants [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member]
Public Warrants [Abstract]
Warrant redemption price (in dollars per share)					$ 0.01
Public Warrants [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member] | Minimum [Member]
Public Warrants [Abstract]
Notice period to redeem warrants					30 days
Share price (in dollars per share)					$ 23.9
Public Warrants [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member]
Public Warrants [Abstract]
Warrant redemption price (in dollars per share)					$ 0.1
Public Warrants [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member] | Minimum [Member]
Public Warrants [Abstract]
Notice period to redeem warrants					30 days
Share price (in dollars per share)					$ 13.2
Public Warrants [Member] | Common Stock [Member] | Public Warrants Redeemed At Equal or Exceeds 23.90 Per Share [Member]
Public Warrants [Abstract]
Number of trading days					20 days
Trading day threshold period					30 days
Public Warrants [Member] | Common Stock [Member] | Public Warrants Redeemed At Equal or Exceeds 13.20 Per Share [Member]
Public Warrants [Abstract]
Number of trading days					20 days
Trading day threshold period					30 days
Private Warrants [Member]
Number of Warrants [Abstract]
Issued on RTO (in shares) | shares					11,499,987
SPAC Warrants [Member]
Number of Warrants [Abstract]
Exercise price of warrant (in dollars per share)					$ 1.52
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)					$ 1.52
Share Capital [Abstract]
Conversion rate					0.09692
Adjustments to exercise price of SPAC Warrants [Abstract]
Share price threshold for exercise price adjustment (in dollars per share)					$ 92
Threshold percentage of total equity proceeds for exercise price adjustment					60.00%				60.00%
Measurement period for determining market value (VWAP)					20 days
Exercise price adjustment percentage for warrants					115.00%				115.00%
Upper redemption trigger percentage for warrants					180.00%				180.00%
Newly issued price per share for warrant adjustment (in dollars per share)										$ 13.2
Market value (in dollars per share)										9.4
Warrant reference price (in dollars per share)										$ 13.2
Upper redemption trigger price (in dollars per share)					$ 23.9
Lower redemption trigger price (in dollars per share)					$ 13.2
Original exercise ratio for warrants					1				1
Exercise ratio for warrants after RTO					0.9692				0.9692
Exercise ratio for warrants after reverse stock split								0.09692
SPAC Warrants [Member] | Exercise Price $1.52 [Member]
Number of Warrants [Abstract]
Exercise price of warrant (in dollars per share)					$ 1.52
Weighted Average Exercise Price [Abstract]
Warrants exercised price per share (in dollars per share)					$ 1.52

[1]	Each warrant exercisable for 0.09692 common stock.